Investment Strategy - Abraham Fortress Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objectives, Abraham Trading Company (the “Advisor”) seeks to create a balanced portfolio by allocating investments among various asset classes in an attempt to protect and grow Fund capital. Generally, the Fund attempts to invest its net assets in a balanced portfolio consisting of a combination of:

(i)

Stocks: 40-60% exposure in equities comprised of stocks of issuers of any market capitalization in the United States, and/or outside of the United States, and derivative instruments such as futures, options or swaps on equity securities or equity indices;

(ii)

Bonds: 10-30% in fixed income securities (generally with greater than five years of remaining maturity at time of purchase) issued by the U.S. Government, other sovereign bonds, and any investment grade bonds; and

(iii)

Diversifying Strategies: 10-30% in a diversified portfolio of trading strategies/programs managed by one or more trading advisors, including the Advisor (the “Diversifying Strategies”) through investments in securities or derivatives (such as futures, swaps, or options) either directly or indirectly through Abraham Fortress Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Also, as part of the Diversifying Strategies, the Fund through the Subsidiary will generally have a 0-15% long gold exposure through commodity linked derivatives and/or exchange-traded funds (“ETFs”).

The Fund generally intends to invest in the list of investments shown above. However, the Fund has the flexibility to be invested in any combination of the asset classes described above or elsewhere in this prospectus of any percentage based on the Advisor’s assessment of current economic conditions and investment opportunities, subject to compliance with the Investment Company Act of 1940, as amended (the “1940 Act”), and any other applicable regulations.

The Fund may gain exposure to an asset class through investments in ETFs and other mutual funds. The Fund may also invest in equity securities of non-U.S. issuers either directly or through the use of American and Global Depositary Receipts (“ADRs” or “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Advisor expects to implement its Diversifying Strategies through accessing a broad variety of trading strategies/ programs that seek to generate positive returns over time and, in the Advisor’s view, usually (although not always) have low correlations to the returns of equities and fixed income markets. This generally involves investing directly, or indirectly through the Subsidiary, in derivative instruments such as one or more total return swaps and/or options, each based on a customized index (an “Index”) designed to replicate the aggregate returns of the trading strategies of one or more trading advisors. A trading advisor may use various types of securities or derivatives investments in its trading programs, such as futures, options, forwards, and swaps. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income, or foreign currencies. Also, the Fund or the Subsidiary may invest directly in securities, futures, options, forwards, and swaps.

The Fund intends to obtain exposure to the commodities markets through investments in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity-linked derivatives (including commodity futures, options, and swaps). As part of the Diversifying Strategies, the Fund and the Subsidiary may also invest in U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for its derivative positions. Through investing in the Subsidiary, the Fund will, among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets.

To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations (on an aggregate basis with the Fund), and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply (on an aggregate basis with the Fund) with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

In addition, the Fund or the Subsidiary may invest directly in a variety of derivative instruments including, but not limited to, exchange-traded futures and option contracts, forward contracts, swaps and other OTC derivatives.